Morgan Stanley Global Utilities Fund
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2003

Dear Shareholder:
The year ending February 28, 2003 was difficult for global utilities stocks and equities in general. In the United States, the electric power sector was adversely affected by credit and liquidity concerns related to the merchant energy sector and stagnant power prices resulting from the current oversupply. However, the electric power sector was bolstered by its defensive characteristics, including yield support, the potential for a comprehensive energy bill and a possible modification to the dividend tax code. Non-U.S. power stocks outperformed their home markets, and performance from this sector was also helped by strong foreign currencies against the U.S. dollar.

Following a prolonged period of underperformance, the telecommunications sector in the United States strengthened toward the end of 2002 as investors became attracted to the sector's relative and absolute valuations, above-average dividend yields and strong free cash flow, which could accommodate debt reduction, share repurchases and dividend increases going forward. While the economic downturn affected this group more severely than most telecommunications analysts expected, any upturn in economic activity could have a better-than-expected impact on industry fundamentals. Similar performance applied to the non-U.S. telecommunications sector during this period.

Performance and Portfolio Strategy
For the 12-month period ended February 28, 2003, Morgan Stanley Global Utilities Fund's Class A, B, C and D shares posted a total return of -19.79 percent, -20.43 percent, -20.15 percent and -19.56 percent, respectively. For the same period, broad-based Morgan Stanley Capital International World Index (MSCI World Index) returned -20.60 percent and the Lipper Utilities Fund Index returned -21.27 percent. Relative favorable performance from the Fund's non-U.S. sector was offset by weak performance in U.S. power, leading to near-the-index performance. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THESE TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

During this difficult period for the equity markets and utilities, we reduced the number of stocks in the portfolio in order to concentrate on those we believed to be relatively defensive. The Fund's U.S. allocation was trimmed. We increased the Fund's allocation to Europe, as European utilities pulled back and resulted in increasingly attractive valuations. The portfolio's industry allocations among electric utility, telecommunications and natural gas/energy stocks were similar at the beginning and end of the year.

The Fund added new positions of several conservative utility stocks during the year ended February 28, 2003, including Ameren, Puget Energy and SCANA in the United States. Similarly, we initiated a position

Morgan Stanley Global Utilities Fund
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2003 CONTINUED

in CenturyTel, a wireline telecommunications operator focused on U.S. rural areas. In Europe, we initiated positions in Centrica, a U.K. company that offers utility service to the end-customer in the United Kingdom and United States, and Enagas, a company dominant in Spanish natural gas transmission. Another new holding was RWE, a global power and water company based in Germany.

Looking Ahead
In our view, as market concerns generated by geopolitical uncertainty temper themselves in favor of greater clarity, global equity markets should receive the long-awaited fundamental support. Assuming some resolution of such overhang, we believe that global economies will continue to expand moderately in the months ahead, a situation that we believe should be supportive of utility stocks.

We appreciate your ongoing support of Morgan Stanley Global Utilities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Global Utilities Fund
FUND PERFORMANCE / / FEBRUARY 28, 2003

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B
($ in Thousands)

                      FUND     MSCI WORLD(4)  LIPPER(5)
May 31, 1994          $10,000        $10,000    $10,000
August 31, 1994       $10,260        $10,461    $10,204
November 30, 1994     $10,110        $10,015     $9,849
February 28, 1995      $9,913        $10,098    $10,308
May 31, 1995          $10,594        $11,039    $10,944
August 31, 1995       $11,082        $11,323    $11,243
November 30, 1995     $11,276        $11,860    $12,059
February 29, 1996     $11,773        $12,495    $12,546
May 31, 1996          $12,148        $13,005    $12,578
August 31, 1996       $11,824        $12,746    $12,526
November 30, 1996     $12,700        $14,077    $13,582
February 28, 1997     $13,293        $14,172    $13,988
May 31, 1997          $13,971        $15,222    $14,334
August 31, 1997       $13,897        $15,592    $14,670
November 30, 1997     $14,966        $15,841    $16,383
February 28, 1998     $16,757        $17,588    $17,640
May 31, 1998          $18,562        $18,269    $18,280
August 31, 1998       $17,704        $16,175    $17,191
November 30, 1998     $19,781        $19,008    $19,360
February 28, 1999     $21,382        $19,823    $19,654
May 31, 1999          $22,468        $20,669    $21,477
August 31, 1999       $22,126        $21,521    $21,078
November 30, 1999     $24,741        $23,042    $22,295
February 29, 2000     $27,756        $23,535    $23,856
May 31, 2000          $27,061        $23,480    $23,766
August 31, 2000       $28,150        $24,346    $25,297
November 30, 2000     $26,768        $21,281    $24,095
February 28, 2001     $26,159        $20,173    $24,202
May 31, 2001          $26,333        $19,971    $24,448
August 31, 2001       $22,783        $18,165    $21,413
November 30, 2001     $21,056        $17,874    $19,544
February 28, 2002     $20,208        $17,284    $18,356
May 31, 2002          $20,306        $17,461    $18,158
August 31, 2002       $17,527        $15,041    $15,505
November 30, 2002     $16,695        $15,144    $15,277
February 28, 2003  $16,080(3)        $13,724    $14,452

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                   AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED FEBRUARY 28, 2003
 -----------------------------------------------------------------------------------------------------------------------------------
                         CLASS A SHARES*                                                   CLASS B SHARES**
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (19.79)%(1)         (24.00)%(2)        1 Year                      (20.43)%(1)         (24.33)%(2)
 5 Years                     (0.12)%(1)          (1.20)%(2)        5 Years                      (0.82)%(1)          (1.09)%(2)
 Since Inception (7/28/97)     2.22%(1)            1.23%(2)        Since Inception (5/31/94)      5.58%(1)            5.58%(2)

                         CLASS C SHARES+                                                   CLASS D SHARES++
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (20.15)%(1)         (20.93)%(2)        1 Year                      (19.56)%(1)
 5 Years                     (0.82)%(1)          (0.82)%(2)        5 Years                        0.15%(1)
 Since Inception (7/28/97)     1.50%(1)            1.50%(2)        Since Inception (7/28/97)      2.49%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON FEBRUARY 28, 2003.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI) MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT TAKE INTO ACCOUNT THE FUND'S EXPENSES, FEES, OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(5) THE LIPPER UTILITIES FUND INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER UTILITIES FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           Common Stocks (95.1%)
           Australia (4.1%)
           ENERGY
1,980,000  Australian Gas Light Company Ltd........  $ 13,036,261
                                                     ------------
           Canada (6.5%)
           ENERGY
 334,300   Enbridge Inc............................     9,567,508
                                                     ------------
           TELECOMMUNICATIONS
 590,000   BCE Inc.................................    11,033,199
                                                     ------------
           Total Canada............................    20,600,707
                                                     ------------
           Germany (3.8%)
           ELECTRIC UTILITIES
 185,700   E. ON AG................................     7,938,341
 178,800   RWE AG..................................     3,952,939
                                                     ------------
                                                       11,891,280
                                                     ------------
           Total Germany...........................    11,891,280
                                                     ------------
           Spain (2.3%)
           ENERGY
1,065,000  Enagas..................................     7,426,852
                                                     ------------
           United Kingdom (4.6%)
           ENERGY
1,870,000  Centrica PLC............................     4,148,584
                                                     ------------
           TELECOMMUNICATIONS
 580,900   Vodafone Group PLC (ADR)................    10,514,290
                                                     ------------
           Total United Kingdom....................    14,662,874
                                                     ------------
           United States (73.8%)
           ELECTRIC UTILITIES
 170,200   Ameren Corp.............................     6,636,098
 406,900   Cinergy Corp............................    13,114,387
 275,400   Consolidated Edison, Inc................    10,740,600

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

 300,000   Constellation Energy Group, Inc.........  $  7,866,000
 239,600   Dominion Resources, Inc.................    12,914,440
 240,000   DPL, Inc................................     2,904,000
 310,000   DTE Energy Co...........................    12,846,400
 537,500   Energy East Corp........................    10,115,750
 299,200   Entergy Corp............................    13,628,560
 280,000   Exelon Corp.............................    13,762,000
 120,000   FirstEnergy Corp........................     3,540,000
 230,600   FPL Group, Inc..........................    12,915,906
 225,000   PPL Corp................................     7,913,250
 369,500   Public Service Enterprise Group, Inc....    12,795,785
 254,800   Puget Energy, Inc.......................     5,157,152
 283,900   SCANA Corp..............................     8,514,161
 408,900   Southern Co. (The)......................    11,535,069
                                                     ------------
                                                      166,899,558
                                                     ------------
           ENERGY
 385,000   KeySpan Corp............................    12,308,450
 520,000   NiSource Inc............................     8,808,800
                                                     ------------
                                                       21,117,250
                                                     ------------
           TELECOMMUNICATIONS
 115,000   ALLTEL Corp.............................     4,993,300
 665,000   AT&T Wireless Services Inc.*............     3,930,150
 460,000   BellSouth Corp..........................     9,968,200
 115,000   CenturyTel, Inc.........................     3,151,000
 155,280   Comcast Corp. (Class A)*................     4,537,281
 430,000   SBC Communications, Inc.................     8,944,000
 320,000   Verizon Communications Inc..............    11,065,600
                                                     ------------
                                                       46,589,531
                                                     ------------
           Total United States.....................   234,606,339
                                                     ------------
           Total Common Stocks
            (COST $314,658,668)....................  $302,224,313
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                               VALUE

-----------------------------------------------------------------

           Short-Term Investment (4.8%)
           Repurchase Agreement
$ 15,145   Joint repurchase agreement account 1.36%
           due 03/03/03 (dated 02/28/03; proceeds
           $15,146,716) (a)
           (COST $15,145,000)......................  $ 15,145,000
                                                     ------------

  Total Investments
   (COST $329,803,668) (B)................    99.9%  317,369,313
  Other Assets in Excess of Liabilities...     0.1       445,511
                                            ------  ------------
  Net Assets..............................   100.0% $317,814,824
                                            ======  ============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $23,382,340 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $35,816,695, RESULTING IN NET UNREALIZED DEPRECIATION OF $12,434,355.

                      SUMMARY OF INVESTMENTS
                                                        PERCENT OF
                INDUSTRY                     VALUE      NET ASSETS

------------------------------------------------------------------

Electric Utilities......................  $178,790,838      56.3%
Energy..................................    55,296,455      17.4
Repurchase Agreement....................    15,145,000       4.8
Telecommunications......................    68,137,020      21.4
                                          ------------   -------
                                          $317,369,313      99.9%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
FEBRUARY 28, 2003

Assets:
Investments in securities, at value (cost
 $329,803,668)....................................  $317,369,313
Receivable for:
  Dividends.......................................     1,041,755
  Foreign withholding taxes reclaimed.............       218,536
  Shares of beneficial interest sold..............        56,660
Prepaid expenses and other assets.................        45,713
                                                    ------------
    Total Assets..................................   318,731,977
                                                    ------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed..........       420,299
  Distribution fee................................       246,136
  Investment management fee.......................       162,359
Accrued expenses and other payables...............        88,359
                                                    ------------
    Total Liabilities.............................       917,153
                                                    ------------
    Net Assets....................................  $317,814,824
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $459,956,525
Net unrealized depreciation.......................   (12,398,246)
Accumulated undistributed net investment income...     9,521,310
Accumulated net realized loss.....................  (139,264,765)
                                                    ------------
    Net Assets....................................  $317,814,824
                                                    ============
Class A Shares:
Net Assets........................................    $4,387,198
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       452,076
    Net Asset Value Per Share.....................  $       9.70
                                                    ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $      10.24
                                                    ============
Class B Shares:
Net Assets........................................  $306,554,122
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    31,688,197
    Net Asset Value Per Share.....................  $       9.67
                                                    ============
Class C Shares:
Net Assets........................................    $5,502,144
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       573,301
    Net Asset Value Per Share.....................  $       9.60
                                                    ============
Class D Shares:
Net Assets........................................    $1,371,360
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       140,944
    Net Asset Value Per Share.....................  $       9.73
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED FEBRUARY 28, 2003

Net Investment Income:
Income
Dividends (net of $395,119 foreign withholding
 tax).............................................  $   17,492,712
Interest..........................................         238,892
                                                    --------------
    Total Income..................................      17,731,604
                                                    --------------
Expenses
Distribution fee (Class A shares).................          14,637
Distribution fee (Class B shares).................       4,216,172
Distribution fee (Class C shares).................          70,627
Investment management fee.........................       2,832,130
Transfer agent fees and expenses..................         823,995
Shareholder reports and notices...................          95,739
Professional fees.................................          57,246
Registration fees.................................          56,724
Trustees' fees and expenses.......................          13,179
Custodian fees....................................          12,917
Other.............................................          30,393
                                                    --------------
    Total Expenses................................       8,223,759
                                                    --------------
    Net Investment Income.........................       9,507,845
                                                    --------------

Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments.....................................     (86,903,881)
  Foreign exchange transactions...................          13,465
                                                    --------------
    Net Realized Loss.............................     (86,890,416)
                                                    --------------

Net Change in Unrealized Appreciation/Depreciation
 on:
  Investments.....................................     (23,754,688)
  Translation of other assets and liabilities
   denominated in foreign currencies..............          50,380
                                                    --------------
    Net Depreciation..............................     (23,704,308)
                                                    --------------
    Net Loss......................................    (110,594,724)
                                                    --------------
Net Decrease......................................  $ (101,086,879)
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          FEBRUARY 28, 2003  FEBRUARY 28, 2002
                                          -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $   9,507,845      $  10,177,175
Net realized loss.......................      (86,890,416)       (50,596,788)
Net change in unrealized appreciation...      (23,704,308)      (158,353,341)
                                            -------------      -------------

    Net Decrease........................     (101,086,879)      (198,772,954)
                                            -------------      -------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................         (203,097)           (86,514)
  Class B shares........................       (9,693,522)        (2,916,740)
  Class C shares........................         (186,203)           (52,476)
  Class D shares........................          (70,941)           (17,282)

Net realized gain
  Class A shares........................        --                  (372,544)
  Class B shares........................        --               (19,157,381)
  Class C shares........................        --                  (328,817)
  Class D shares........................        --                   (72,342)
                                            -------------      -------------

    Total Dividends and Distributions...      (10,153,763)       (23,004,096)
                                            -------------      -------------

Net decrease from transactions in shares
 of beneficial interest.................     (152,692,577)      (146,455,883)
                                            -------------      -------------

    Net Decrease........................     (263,933,219)      (368,232,933)

Net Assets:
Beginning of period.....................      581,748,043        949,980,976
                                            -------------      -------------

End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME OF $9,521,310 AND
$10,153,773, RESPECTIVELY)..............    $ 317,814,824      $ 581,748,043
                                            =============      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003

1. Organization and Accounting Policies
Morgan Stanley Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of issuers worldwide, which are primarily engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 CONTINUED

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $500 million; 0.625% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.60% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.575% to the portion of daily net assets exceeding $1.5 billion

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 CONTINUED

charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,534,440 at February 28, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $120, $568,430 and $1,676, respectively and received $14,320 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2003 aggregated $77,064,994 and $225,783,149, respectively.

For the year ended February 28, 2003, the Fund incurred brokerage commissions of $205,897 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2003, the Fund had transfer agent fees and expenses payable of approximately $5,900.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                    FEBRUARY 28, 2003           FEBRUARY 28, 2002
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................       71,591  $     811,409      366,356  $   5,697,942
Reinvestment of dividends and
 distributions................       13,962        162,659       27,987        415,054
Redeemed......................     (252,576)    (2,822,338)    (803,287)   (11,548,891)
                                -----------  -------------  -----------  -------------
Net decrease -- Class A.......     (167,023)    (1,848,270)    (408,944)    (5,435,895)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    1,113,955     12,401,588    5,402,969     83,354,622
Reinvestment of dividends and
 distributions................      719,502      8,396,588    1,333,024     19,742,092
Redeemed......................  (15,503,437)  (169,176,749) (16,838,668)  (242,180,557)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......  (13,669,980)  (148,378,573) (10,102,675)  (139,083,843)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................       63,651        682,797      162,689      2,432,646
Reinvestment of dividends and
 distributions................       14,970        173,348       24,580        361,327
Redeemed......................     (265,665)    (2,857,946)    (358,948)    (5,101,645)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......     (187,044)    (2,001,801)    (171,679)    (2,307,672)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................       49,806        557,019      102,603      1,569,475
Reinvestment of dividends and
 distributions................        5,558         64,802        5,702         84,795
Redeemed......................      (98,541)    (1,085,754)     (90,394)    (1,282,743)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................      (43,177)      (463,933)      17,911        371,527
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........  (14,067,224) $(152,692,577) (10,665,387) $(146,455,883)
                                ===========  =============  ===========  =============

6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 CONTINUED

The tax character of distributions paid was as follows:

                                             FOR THE YEAR       FOR THE YEAR
                                                ENDED               ENDED
                                          FEBRUARY 28, 2003   FEBRUARY 28, 2002
                                          ------------------  -----------------
Ordinary income.........................     $10,153,773         $ 3,073,001
Long-term capital gains.................        --                19,931,095
                                             -----------         -----------
Total distributions.....................     $10,153,773         $23,004,096
                                             ===========         ===========

As of February 28, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income.....................  $  9,521,310
Undistributed long-term gains.....................       --
                                                    ------------
Net accumulated earnings..........................     9,521,310
Capital loss carryforward*........................  (118,833,345)
Net unrealized depreciation.......................   (32,829,666)
                                                    ------------
Total accumulated losses..........................  $(142,141,701)
                                                    ============

* As of February 28, 2003, the Fund had a net capital loss carryforward of approximately $118,833,000 which will expire between February 28, 2010-2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/ tax differences primarily attributable to foreign currency gains. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $13,465, accumulated undistributed net investment income was credited $13,455 and paid-in-capital was credited $10.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 28, 2003, there were no outstanding forward contracts.

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE YEAR ENDED FEBRUARY 28,
                           ---------------------------------------------------------------
                              2003         2002         2001         2000*        1999
                           -----------  -----------  -----------  -----------  -----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $12.47       $16.51        $20.02       $17.16       $15.10
                             ------       ------        ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............      0.32         0.31          0.29         0.23         0.21
  Net realized and
   unrealized gain
   (loss)................     (2.73)       (3.91)        (1.22)        4.78         4.02
                             ------       ------        ------       ------       ------
Total income (loss) from
 investment operations...     (2.41)       (3.60)        (0.93)        5.01         4.23
                             ------       ------        ------       ------       ------

Less dividends and
 distributions from:
  Net investment
   income................     (0.36)       (0.08)        (0.26)       (0.20)       (0.21)
  Net realized gain......     -            (0.36)        (2.32)       (1.95)       (1.96)
                             ------       ------        ------       ------       ------
Total dividends and
 distributions...........     (0.36)       (0.44)        (2.58)       (2.15)       (2.17)
                             ------       ------        ------       ------       ------

Net asset value, end of
 period..................    $ 9.70       $12.47        $16.51       $20.02       $17.16
                             ======       ======        ======       ======       ======

Total Return+............    (19.79)%     (22.21)%       (5.05)%      30.68%       28.37%

Ratios to Average Net
 Assets(1):
Expenses.................      1.15 %       1.06 %        1.00 %       1.06%        1.10%
Net investment income....      2.91 %       2.06 %        1.54 %       1.25%        1.30%
Supplemental Data:
Net assets, end of
 period, in thousands....    $4,387       $7,723       $16,970      $13,313       $4,892
Portfolio turnover
 rate....................        18 %         19 %          31 %         52%          40%

---------------------

  *   YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                FOR THE YEAR ENDED FEBRUARY 28,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000*          1999
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $12.40         $16.50         $20.01         $17.15         $15.09
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.24           0.20           0.15           0.11           0.12
  Net realized and
   unrealized gain
   (loss)................       (2.73)         (3.89)         (1.22)          4.78           4.01
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (2.49)         (3.69)         (1.07)          4.89           4.13
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.24)         (0.05)         (0.12)         (0.08)         (0.11)
  Net realized gain......      -               (0.36)         (2.32)         (1.95)         (1.96)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.24)         (0.41)         (2.44)         (2.03)         (2.07)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $ 9.67         $12.40         $16.50         $20.01         $17.15
                               ======         ======         ======         ======         ======

Total Return+............      (20.43)%       (22.75)%        (5.76)%        29.81%         27.60%

Ratios to Average Net
 Assets(1):
Expenses.................        1.90 %         1.82 %         1.74 %         1.74%          1.71%
Net investment income....        2.16 %         1.30 %         0.80 %         0.57%          0.69%
Supplemental Data:
Net assets, end of
 period, in thousands....    $306,554       $562,343       $914,995       $944,600       $540,820
Portfolio turnover
 rate....................          18 %           19 %           31 %           52%            40%

---------------------

  *   YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                FOR THE YEAR ENDED FEBRUARY 28,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000*          1999
                           -------------  -------------  -------------  -------------  -------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $12.33         $16.38          $19.90         $17.08        $15.07
                              ------         ------          ------         ------        ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.24           0.22            0.14           0.09          0.07
  Net realized and
   unrealized gain
   (loss)................      (2.70)         (3.85)          (1.21)          4.76          4.02
                              ------         ------          ------         ------        ------
Total income (loss) from
 investment operations...      (2.46)         (3.63)          (1.07)          4.85          4.09
                              ------         ------          ------         ------        ------

Less dividends and
 distributions from:
  Net investment
   income................      (0.27)         (0.06)          (0.13)         (0.08)        (0.12)
  Net realized gain......      -              (0.36)          (2.32)         (1.95)        (1.96)
                              ------         ------          ------         ------        ------
Total dividends and
 distributions...........      (0.27)         (0.42)          (2.45)         (2.03)        (2.08)
                              ------         ------          ------         ------        ------

Net asset value, end of
 period..................     $ 9.60         $12.33          $16.38         $19.90        $17.08
                              ======         ======          ======         ======        ======

Total Return+............     (20.15)%       (22.78)%         (5.81)%        29.73%        27.36%

Ratios to Average Net
 Assets(1):
Expenses.................       1.87 %         1.67 %          1.78 %         1.81%         1.85%
Net investment income....       2.19 %         1.45 %          0.76 %         0.50%         0.55%
Supplemental Data:
Net assets, end of
 period, in thousands....     $5,502         $9,374         $15,266        $10,156        $3,386
Portfolio turnover
 rate....................         18 %           19 %            31 %           52%           40%

---------------------

  *   YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                FOR THE YEAR ENDED FEBRUARY 28,
                           -------------------------------------------------------------------------
                               2003           2002           2001           2000*          1999
                           -------------  -------------  -------------  -------------  -------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $12.53         $16.54         $20.06         $17.18         $15.11
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.35           0.35           0.29           0.32           0.25
  Net realized and
   unrealized gain
   (loss)................       (2.73)         (3.91)         (1.18)          4.76           4.03
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (2.38)         (3.56)         (0.89)          5.08           4.28
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.42)         (0.09)         (0.31)         (0.25)         (0.25)
  Net realized gain......      -               (0.36)         (2.32)         (1.95)         (1.96)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.42)         (0.45)         (2.63)         (2.20)         (2.21)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $ 9.73         $12.53         $16.54         $20.06         $17.18
                               ======         ======         ======         ======         ======

Total Return+............      (19.56)%       (21.98)%        (4.85)%        31.08%         28.70%

Ratios to Average Net
 Assets(1):
Expenses.................        0.90 %         0.82 %         0.78 %         0.81%          0.85%
Net investment income....        3.16 %         2.30 %         1.76 %         1.50%          1.55%
Supplemental Data:
Net assets, end of
 period, in thousands....      $1,371         $2,308         $2,750           $166           $117
Portfolio turnover
 rate....................          18 %           19 %           31 %           52%            40%

---------------------

  *   YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Global Utilities Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Utilities Fund (the "Fund"), including the portfolio of investments, as of February 28, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Utilities Fund as of February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
APRIL 14, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended February 28, 2003, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations.

Morgan Stanley Global Utilities Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (62)         Trustee       Since April      Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 123
c/o Summit Ventures LLC                  1993             Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Since September  Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (62)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Global Utilities Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       123
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and TCW/DW Term Trust 2003; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Since July      Chairman of the Insurance Committee and                   200
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and TCW/DW Term Trust 2003;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley Global Utilities Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(69)                        Board and Trustee                      Morgan Stanley Funds and TCW/DW Term Trust
c/o Morgan Stanley Trust                                           2003; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Since June 2000  Director or Trustee of the Morgan Stanley
c/o Morgan Stanley Trust                                           Funds and TCW/DW Term Trust 2003 (since
Harborside Financial                                               June 2000); Senior Advisor of Morgan
Center,                                                            Stanley (since August 2000); Director of
Plaza Two,                                                         the Distributor and Dean Witter Realty
Jersey City, NJ                                                    Inc.; Director of AXA Financial, Inc. and
                                                                   The Equitable Life Assurance Society of the
                                                                   United States (financial services);
                                                                   previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and TCW/DW Term Trust 2003; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  123      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   123      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  123      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Global Utilities Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (48)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Joseph J. McAlinden (60)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Ronald E. Robison (64)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999)
                                     and Chief Executive Officer (since
                                     September 2002) of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003; Trustee (since
                                     December 1999) and President and Chief
                                     Executive Officer (since October 2002) of
                                     the Van Kampen Open-End Funds and President
                                     and Chief Executive Officer (since December
                                     2002) of the Van Kampen Closed-End Funds;
                                     previously Chief Strategic Officer of the
                                     Investment Manager and Morgan Stanley
                                     Services and Executive Vice President of
                                     the Distributor (April 1997-June 1998),
                                     Vice President of the Morgan Stanley Funds
                                     (May 1997-April 1999), and Executive Vice
                                     President of Morgan Stanley.
Barry Fink (48)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Director (since July 1998) of the
                                     Investment Manager and Morgan Stanley
                                     Services; Assistant Secretary of Morgan
                                     Stanley DW; Vice President, Secretary and
                                     General Counsel of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003 (since February
                                     1997); Vice President and Secretary of the
                                     Distributor; previously, Vice President and
                                     Assistant General Counsel of the Investment
                                     Manager and Morgan Stanley Services
                                     (February 1997-December 2001).
Joseph J. McAlinden (60)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Ronald E. Robison (64)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Thomas F. Caloia (56)                Executive Director (since December 2002)
c/o Morgan Stanley Trust             and Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two                            Services; previously First Vice President
Jersey City, NJ                      of the Investment Manager, the Distributor
                                     and Morgan Stanley Services; Treasurer of
                                     the Morgan Stanley Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and TCW/DW Term
Harborside Financial Center,         Trust 2003 (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001); previously Vice President
                                     of the Investment Manager and Morgan
                                     Stanley Services (August 2000-November
                                     2001), Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

[MORGAN STANLEY LOGO]

[PHOTO OF GLOBE]

MORGAN STANLEY
GLOBAL UTILITIES FUND

ANNUAL REPORT
FEBRUARY 28, 2003

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

37873RPT-10536D03-AP-4/03